Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Major components of tax expense (income) [abstract]
Current taxes	₨ 32,198		₨ 32,415	₨ 26,065
Deferred taxes	1,794		(3,469)	4,280
Income tax expense	₨ 33,992	$ 414	₨ 28,946	₨ 30,345